Related party transactions and balances (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2025 SGD ($)
K.H. Goh Holdings Pte Ltd [Member]
Related Party Transaction [Line Items]
Officers compensation	$ 53,741	$ 69,105	$ 138,210	$ 138,210
Ms. Lung Lay Hua [Member]
Related Party Transaction [Line Items]
Officers compensation	192,518	247,559	241,600	238,758
Other liabilities	24,112		207		$ 31,006
Mr. Chew Kim Chwee [Member]
Related Party Transaction [Line Items]
Officers compensation	192,526	247,569	241,600	237,873
Mr. Goh Kian Hwa [Member]
Related Party Transaction [Line Items]
Officers compensation	$ 94,797	$ 121,899	$ 120,000	$ 117,151